RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (514,730)	$ (3,305,751)
Add back losses not recognized under the equity method	340,654	1,709,417
Other	174,076	1,596,334
Investments in operating limited partnerships - as reported	0	0
Series One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(514,730)	(3,305,751)
Add back losses not recognized under the equity method	340,654	1,709,417
Other	174,076	1,596,334
Investments in operating limited partnerships - as reported	0	0
Series Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	$ 0	$ 0